Financial Assets, Non-current - Ericsson's Share of Assets, Liabilities and Income in Associated Company Rockstar Consortium (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Net income and total comprehensive income	kr (37,862)	kr 4,514	kr 12,362
Rockstar Consortium LLC [member]
Disclosure of financial assets [line items]
Percentage in ownership interest	21.26%	21.26%	21.26%
Total assets	kr 20	kr 22	kr 21
Total liabilities			5
Net assets	20	22	16
Company's share of net assets	3	3	3
Net sales	kr 0	kr 0	0
Income after financial items			(642)
Net income and total comprehensive income			(642)
Company's share of net income and other comprehensive income			kr (137)